INCOME TAXES (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation allowance
Loss carryforwards	453,332
Uncertain tax benefits
Interest or penalty expense	0	0	0
Rollforward of the unrecognized tax benefits
Beginning balance	7,122	4,148	1,494
Addition for tax positions	1,223	2,974	2,654
Ending balance	8,345	7,122	4,148
Withholding income tax rate (as a percentage)	10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)	5.00%
Cumulated undistributed earnings of the Group's PRC subsidiaries	806,564
Provision for PRC dividend withholding tax	0
Period of statute of limitations	3 years
Period of statute of limitations, if the underpayment is more than the specified amount	5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years	100
Period of statute of limitations for transfer pricing issues	10 years
Valuation allowance for deferred tax assets
Valuation allowance
Charge to costs and expenses	29,693	22,158	18,792
Charge taken against allowance	18,421	9,984	5,658
Addition due to acquisition		3,139	1,597